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                                                         File Number: 0001616037
                                       	           Filed Pursuant to Rule 497(e)
                                                   of the Securities Act of 1933

                                                               NOVEMBER 23, 2021


                           PIONEER ILS INTERVAL FUND


SUPPLEMENT TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION, EACH
                              DATED MARCH 1, 2021



Effective November 22, 2021, the following change is being made regarding the fund's custodian, fund accounting agent, transfer agent and dividend disbursing agent.


ADMINISTRATOR, CUSTODIAN, FUND ACCOUNTING AGENT, TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Amundi Asset Management US, Inc. serves as the fund's administrator. The Bank of New York Mellon serves as the fund's custodian and fund accounting agent. BNY Mellon Investment Servicing (US) Inc. serves as the fund's transfer agent and dividend disbursing agent.


TRANSFER AGENT
The fund has contracted with BNY Mellon Investment Servicing (US) Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, to serve as the fund's transfer agent and dividend disbursing agent.


CUSTODIAN AND SUB-ADMINISTRATOR
The Bank of New York Mellon ("BNY Mellon"), 225 Liberty Street, New York, New York 10286, is the custodian of the fund's assets. The custodian's responsibilities include safekeeping and controlling the fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the fund's investments. BNY Mellon also performs certain fund accounting and fund administration services for the Pioneer Fund complex, including the fund. For performing such services, BNY Mellon receives fees based on complex-wide assets.



























                                                                   32777-00-1121
                                     (Copyright)2021 AMUNDI DISTRIBUTOR US, INC.
                                             UNDERWRITER OF PIONEER MUTUAL FUNDS
                                                                     MEMBER SIPC